Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using the equity method
Schedule of investment in Hepalys is accounted for using the equity method of accounting

	December 31,	October 11,
(in thousands of euros)	2023	2023
Intangible assets	20,278	20,656
Total non-current assets	20,278	20,656
Other current assets	44	13
Cash and cash equivalents	1,082	11,569
Total current assets	1,126	11,582
Deferred assets	41	2
Total assets	21,444	32,240

Capital stock	640	5,877
Capital reserve	22,656	17,176
earnings brought forward	(178)	(176)
Net loss for the period	(1,111)	(232)
Treasury Shares	(812)	0
Shareholders’ equity	21,194	22,645
Total non-current liabilities	—	—
Trade payables	237	9,590
Other current liabilities	13	6
Total current liabilities	250	9,596
Total equity and liabilities	21,444	32,240

Opening net assets	22,645	—
Loss for the period	(879)	—
Other comprehensive income	247	—
Capital variations	(819)	—
Closing net assets	21,194	—

Group's share in %	15%	15%
(in thousands of euros)
Group's share	3,267	3,406
Elimination of unrealised profit on downstream sales	(1,881)	—
Goodwill	38	—
Carrying amount	1,425	3,406